EMPLOYEE BENEFIT PLANS - Other long term benefits (Details) - Other long term benefits - COP ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EMPLOYEE BENEFIT PLANS
Discount rate	12.25%	11.00%
Inflation rate	5.50%	5.40%
Actuarial gain (loss) from changes in financial assumptions	$ 24,426,000,000
Defined benefit obligation at present value
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	581,168,000,000	$ 543,210,000,000
Current cost of service	62,262,000,000	57,653,000,000
Interest cost	60,434,000,000	56,157,000,000
Loss from changes in demographic assumptions	622,000,000	0
Benefits paid	(64,933,000,000)	(62,762,000,000)
Net actuarial (gain) / loss due to changes in assumptions	(28,094,000,000)	(8,083,000,000)
Net actuarial (gain) due to plan experience	(3,136,000,000)	(11,655,000,000)
Foreign currency translation effect	(7,384,000,000)	6,648,000,000
Defined obligation, unfunded as of December 31	$ 600,939,000,000	$ 581,168,000,000